Dividend income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of details of income from dividends
The detail of income from dividends as follows:

EUR million
	2025	2024	2023
Dividend income classified as:
Financial assets held for trading	556	521	414
Non-trading financial assets mandatorily at fair value through profit or loss	57	71	68
Financial assets at fair value through other comprehensive income	102	118	86
	715	710	568